Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Loss Per Share	Diluted loss per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the years ended December 31, 2023 and 2022.
	For the Year Ended
	December 31, 2023	December 31, 2022
Numerator:
Net loss attributable to ABVC’s common stockholders	$(10,856,656)	$(16,423,239)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	4,335,650	3,166,460
Stock options
Weighted-average shares outstanding - Diluted	4,335,650	3,166,460

Loss per share
-Basic	$(2.43)	$(5.19)
-Diluted	$(2.43)	$(5.19)